HELD-FOR-SALE (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2015	Feb. 28, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long Lived Assets Held-for-sale [Line Items]
Impairment of vessel held-for-sale				$ 0	$ 1,032	$ 0
Proceeds from sale of equipment				0	18,987	0
Loss on disposal of vessel held-for-sale				0	(5,824)	$ 0
Total current assets				271,307	267,034
Total current liabilities				(209,296)	(201,213)
Golar Tundra | Disposal Group, Held-for-sale, Not Discontinued Operations
Long Lived Assets Held-for-sale [Line Items]
Restricted cash				168	3,618
Other receivables, prepaid expenses and accrued income				180	217
Inventories				0	572
Total current assets				348	4,407
Vessels and equipment, net				270,959	262,627
Total non-current assets				270,959	262,627
Total assets				271,307	267,034
Short-term debt, net of deferred finance charges				0	(199,300)
Trade accounts payable				(768)	(844)
Accrued expenses				(3,383)	(1,019)
Amounts due to related parties				0	(50)
Total current liabilities				(4,151)	(201,213)
Long-term debt (1)				205,145	0
Total non-current liabilities				(205,145)	0
Total liabilities				$ (209,296)	$ (201,213)
Vessels and equipment | LNG Abuja
Long Lived Assets Held-for-sale [Line Items]
Sale of vessel to third party			$ 19,000
Impairment of vessel held-for-sale			$ 1,000
Vessels and equipment | Golar Viking
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of equipment		$ 135,000
Loss on disposal of vessel held-for-sale		$ (5,800)
Nigeria LNG Ltd | Vessels and equipment
Long Lived Assets Held-for-sale [Line Items]
Payments to acquire equipment	$ 20,000